Unaudited Condensed Consolidated Statements of Stockholders’ Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income	Total
Balance at Dec. 31, 2023	$ 7	$ 277,965	$ (354,928)	$ 143	$ (76,813)
Balance (in Shares) at Dec. 31, 2023	49,065,361
Exercise of common stock options		532			532
Exercise of common stock options (in Shares)	398,883
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	669,059
Exercise of common stock warrants	$ 1				1
Exercise of common stock warrants (in Shares)	5,343,616
Issuance of common stock for exchange of debt		2,220			2,220
Issuance of common stock for exchange of debt (in Shares)	1,500,000
Issuance of common stock		7,144			7,144
Issuance of common stock (in Shares)	2,918,837
Modification of Warrant Agreement		7,306			7,306
Offering costs of reverse recapitalization		(1,396)			(1,396)
Stock-based compensation		3,067			3,067
Stock-based compensation (in Shares)
Issuance of common stock warrants		1,400			1,400
Issuance of common stock warrants (in Shares)
Issuance of common stock warrants for services		9,179			9,179
Issuance of common stock warrants for services (in Shares)
Issuance of common stock upon conversion of SAFEs	$ 6	6,244			6,250
Issuance of common stock upon conversion of SAFEs (in Shares)	13,888,889
Net income loss			(56,451)		(56,451)
Foreign currency translation adjustment				22	22
Balance at Dec. 29, 2024	$ 14	313,661	(411,379)	165	(97,539)
Balance (in Shares) at Dec. 29, 2024	73,784,645
Exercise of common stock options		57			57
Exercise of common stock options (in Shares)	43,793
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	192,398
Exercise of common stock warrants		60			60
Exercise of common stock warrants (in Shares)	6,000,000
Stock-based compensation		469			469
Net income loss			4,812		4,812
Balance at Mar. 30, 2025	$ 14	314,247	(406,567)	165	(92,141)
Balance (in Shares) at Mar. 30, 2025	80,020,836
Balance at Dec. 29, 2024	$ 14	313,661	(411,379)	165	(97,539)
Balance (in Shares) at Dec. 29, 2024	73,784,645
Conversion of 7.0% senior unsecured convertible notes for shares of common stock	$ 1	14,684			14,685
Conversion of 7.0% senior unsecured convertible notes for shares of common stock (in Shares)	8,600,580
Issuance of common stock as consideration for acquisition of businesses	$ 1	22,192			22,193
Issuance of common stock as consideration for acquisition of businesses (in Shares)	13,577,258
Exercise of common stock options		480			480
Exercise of common stock options (in Shares)	730,265
Taxes paid related to net share settlements of equity awards		(1,898)			(1,898)
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	4,632,211
Exercise of common stock warrants		60			60
Exercise of common stock warrants (in Shares)	6,000,000
Issuance of common stock		6,741			6,741
Issuance of common stock (in Shares)	4,010,000
Stock-based compensation		10,488			10,488
Stock-based compensation (in Shares)
Net income loss			(45,354)		(45,354)
Balance at Dec. 28, 2025	$ 16	366,408	(456,733)	165	(90,144)
Balance (in Shares) at Dec. 28, 2025	111,334,959
Conversion of 7.0% senior unsecured convertible notes for shares of common stock		2,646			2,646
Conversion of 7.0% senior unsecured convertible notes for shares of common stock (in Shares)	1,608,769
Issuance of common stock as consideration for acquisition of businesses		3,333			3,333
Issuance of common stock as consideration for acquisition of businesses (in Shares)	1,805,705
Non-cash issuance of shares of common stock for debt commitment fees, capitalized as debt issuance costs		333			333
Non-cash issuance of shares of common stock for debt commitment fees, capitalized as debt issuance costs (in Shares)	175,000
Vesting of restricted stock units
Vesting of restricted stock units (in Shares)	863,030
Issuance of common stock		6,991			6,991
Issuance of common stock (in Shares)	4,560,000
Stock-based compensation		1,605			1,605
Sunder deferred consideration		8,533			8,533
Net income loss			5,250		5,250
Balance at Mar. 29, 2026	$ 16	$ 389,849	$ (451,483)	$ 165	$ (61,453)
Balance (in Shares) at Mar. 29, 2026	120,347,463